Quarterly Information (Unaudited) (Details Textual) - $ / shares	Sep. 30, 2015	Jul. 15, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Quarterly Information (Textual)
Preferred stock, Shares authorized	5,000,000		5,000,000				5,000,000
Preferred stock, Par value	$ 0.001		$ 0.001				$ 0.001
Preferred stock special voting shares issued	1		1				1
Common stock, Shares authorized	200,000,000		200,000,000				200,000,000
Common stock, Par value	$ 0.001		$ 0.001				$ 0.001
Common stock, Shares issued	43,733,598		39,455,931				35,992,343
Common stock, Shares outstanding			39,455,931				35,992,343
Common stock [Member]
Quarterly Information (Textual)
Common stock, Shares authorized				200,000,000	200,000,000	200,000,000		200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, Par value		$ 0.60		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, Shares issued				39,455,931	38,580,306	36,842,070		32,082,132	31,534,819	31,519,819	31,150,009	30,635,009
Common stock, Shares outstanding				39,455,931	38,580,306	36,842,070		32,082,132		31,519,819	31,150,009	30,635,009
Preferred Stock [Member]
Quarterly Information (Textual)
Preferred stock, Shares authorized				5,000,000	5,000,000	5,000,000		5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, Par value				$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued				278,530	278,530	278,530
Preferred stock, Shares outstanding				278,530	278,530	278,530		1	1	1	1	1
Preferred stock special voting shares issued				1	1	1